Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Accounts Payable and Accrued Liabilities

	December 31, 2020	December 31, 2019
	RMB	RMB
Trade payables	113,119	148,335
Salaries and welfare payable	8,649	10,169
Dividends payable by subsidiaries to non-controlling shareholders	952	389
Interest s payable	4,034	4,719
Construction fee and equipment cost payables	107,199	111,767
Other (i)	82,187	52,935

	316,140	328,314

(i)	Other consists primarily of notes payables, insurance payable, etc.

Aging Analysis of Trade Payables
The aging analysis of trade payables at December 31, 2020 and 2019 is as follows:

	December 31, 2020	December 31, 2019
	RMB	RMB
Within 1 year	104,812	136,670
Between 1 and 2 years	1,696	5,472
Between 2 and 3 years	2,342	3,180
Over 3 years	4,269	3,013

	113,119	148,335